MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND         Two World Trade Center

LETTER TO THE SHAREHOLDERS January 31, 2000             New York, New York 10048

DEAR SHAREHOLDER:

The six-month period ended January 31, 2000, began with the financial markets believing that economic recovery was gaining enough traction to warrant a change in the favorable monetary policy that had graced the capital markets since 1994. During the summer, the Federal Reserve Board raised interest rates two times, pressuring the equity and bond markets downward. Industry sectors that were particularly penalized by this market correction included interest-rate-sensitive groups, consumer issues and health care. The technology sector suffered only a mild correction. Economically sensitive groups, which performed well during the second quarter, declined significantly as a result of the Federal Reserve's attempt to temper the economy's strength.

Market sentiment shifted again during the fourth quarter as investors assumed that the Fed would tighten rates only once more in order to achieve its aim of slowing economic growth. Although the equity markets reacted positively to this change in sentiment, the market's breadth remained poor, with only the technology sector moving ahead.

As the new year began, market volatility increased as concern about further Federal Reserve tightening permeated the financial markets. In early February, the Fed raised short-term rates for a fourth time since early summer, sending stock prices sharply lower.

PERFORMANCE

For the six-month period ended January 31, 2000, Morgan Stanley Dean Witter Aggressive Equity Fund's Class A, B, C and D shares returned 37.26 percent,
36.72 percent, 36.72 percent and 37.37 percent, respectively. For the same period, the Standard & Poor's 500 Composite Stock Price Index (S&P 500) returned
5.59 percent. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

PORTFOLIO STRATEGY

The equity market underwent a major rotation during the second quarter of 1999, leading to steady growth stocks falling out of favor. Groups such as health care posted declines during this period, while retailers and financials significantly underperformed the overall market. The Fund, which utilizes a top-down sector rotation discipline to select industries expected to have the strongest relative earnings, based on our economic outlook, reoriented its portfolio to emphasize groups with greater global exposure. Given our more favorable outlook for worldwide growth, we overweighted the Fund in basic cyclicals, capital goods and technology stocks and reduced our commitments to consumer staples, financials and health care.

While breadth or group participation narrowed sharply during the second quarter of 1999, the market posted overall positive returns for the period. However, this was not the case in the third quarter, which ended the period down and resulted in a further narrowing in market breadth. The market reacted negatively to the Federal Reserve's shift toward a series of rate hikes in its attempt to slow the rate of economic growth. Within this context, the Fund reduced its exposure to sectors having less economic sensitivity. The proceeds were not redeployed until the market had stabilized later in the quarter. This strategy benefited the Fund's relative performance during this period of high market volatility.

With investors believing that the Federal Reserve would remain on the sidelines until after the new year, the market rebounded sharply in the fourth quarter, but inside a narrow range. Technology groups, particularly those related to the new economy, far outperformed the broader market. One reason for this lopsided rebound was the unusual nature of the global economic recovery, which has yet to accelerate business for the basic cyclical and capital goods companies that have traditionally benefited during the early stages of a recovery. Instead, demand has focused on technology products, particularly companies that sell goods that serve e-commerce and expanding bandwidth. Many of these companies are small and medium-sized ones. Consequently, the Fund ended the fiscal year with approximately 40 percent of its assets invested in small and mid-sized companies.

LOOKING AHEAD

We believe the global economic recovery will continue. However, continued strength in the U.S. economy could lead the Federal Reserve to raise interest rates further. Rising rates could pressure valuations in the first half of 2000. By the second half of the year, interest rates should subside and economic growth decelerate to more sustainable levels, positioning the markets for a nice rebound.

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

We appreciate your ongoing support of Morgan Stanley Dean Witter Aggressive Equity Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

FUND PERFORMANCE January 31, 2000


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                   CLASS A*
----------------------------------------------
PERIOD ENDED 1/31/00
-------------------------
Since Inception (2/24/99)    49.20%(1) 41.37%(2)

                  CLASS B**
----------------------------------------------
PERIOD ENDED 1/31/00
-------------------------
Since Inception (2/24/99)   48.20%(1) 43.20%(2)

                   CLASS C+
----------------------------------------------
PERIOD ENDED 1/31/00
-------------------------
Since Inception (2/24/99)    48.20%(1) 47.20%(2)

                  CLASS D++
----------------------------------------------
PERIOD ENDED 1/31/00
-------------------------
Since Inception (2/24/99)   49.60%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

---------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
  *  The maximum front-end sales charge for Class A is 5.25%.
 ** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
  + The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
 ++  Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

PORTFOLIO OF INVESTMENTS January 31, 2000 (unaudited)

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
            COMMON STOCKS (96.4%)
            Advertising (2.4%)
  60,000    DoubleClick Inc.*..........  $    5,928,750
  80,000    Interpublic Group of
             Companies, Inc. ..........       3,680,000
  36,200    Lamar Advertising Co.*.....       2,135,800
 105,000    Omnicom Group, Inc. .......       9,837,187
  29,000    True North Communications,
             Inc. .....................       1,205,312
 170,000    WPP Group, PLC (United
             Kingdom)..................       2,700,032
  90,000    Young & Rubicam, Inc. .....       4,848,750
                                         --------------
                                             30,335,831
                                         --------------

            Alcoholic Beverages (1.3%)
 183,510    Coors (Adolph) Co.
             (Class B).................       8,900,235
  18,000    LVMH - Moet Hennessy Louis
             Vuitton (France)..........       7,179,019
                                         --------------
                                             16,079,254
                                         --------------

            Aluminum (1.3%)
 114,400    Alcan Aluminium, Ltd.
             (Canada)..................       4,468,750
 164,400    Alcoa, Inc. ...............      11,456,625
                                         --------------
                                             15,925,375
                                         --------------

            Biotechnology (4.6%)
  13,000    Abgenix, Inc. .............       1,714,375
  11,500    Affymetrix, Inc.*..........       2,662,250
 115,700    Alkermes, Inc.*............       7,657,894
 160,000    Amgen Inc.*................      10,190,000
  24,000    COR Therapeutics, Inc.*....         634,500
  45,400    Genentech, Inc.*...........       6,378,700
  80,000    Human Genome Sciences,
             Inc.*.....................       7,850,000
   9,900    IDEC Pharmaceuticals
             Corp.*....................       1,248,637
  44,200    Immunex Corp.*.............       5,779,150
  18,000    MedImmune, Inc.*...........       2,620,125
  36,100    Millennium Pharmaceuticals,
             Inc.*.....................       6,766,494
  11,300    PE Corporation - Celera
             Genomics Group*...........       2,276,244
  22,100    Sequenom Inc.*.............         574,600
                                         --------------
                                             56,352,969
                                         --------------

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------

            Broadcasting (4.5%)
 210,000    CBS Corp.*.................  $   12,245,625
  86,650    Citadel Communications
             Corp.*....................       4,289,175
 140,000    Clear Channel
             Communications, Inc.*.....      12,092,500
  25,000    Cox Radio, Inc. (Class
             A)*.......................       2,200,000
  61,200    Entercom Communications
             Corp.*....................       3,251,250
  55,000    Grupo Televisa S.A. (GDR)
             (Mexico)*.................       3,052,500
  50,000    Hispanic Broadcasting
             Corp.*....................       5,196,875
  21,100    Radio One, Inc.*...........       1,614,150
  80,000    Univision Communications,
             Inc. (Class A)*...........       8,570,000
 108,350    USA Networks, Inc.*........       5,370,097
  33,000    XM Satellite Radio Holdings
             Inc. (Class A)*...........         952,875
                                         --------------
                                             58,835,047
                                         --------------

            Cable Television (2.2%)
  43,500    AT&T Corp. - Liberty Media
             Group (Class A)*..........       2,223,937
   8,000    Canal Plus (France)........       1,292,573
 122,000    Comcast Corp. (Class A
             Special)*.................       5,612,000
 165,000    Cox Communications, Inc.
             (Class A)*................       8,054,062
  82,200    EchoStar Communications
             Corp. (Class A)*..........       6,689,025
  30,400    United Pan-Europe
             Communications NV (ADR)
             (Netherlands)*............       3,876,000
                                         --------------
                                             27,747,597
                                         --------------

            Cellular Telephone (2.7%)
  40,000    Crown Castle International
             Corp.*....................       1,262,500
  85,000    Nextel Communications, Inc.
             (Class A)*................       9,036,562
     175    NTT Mobile Communication
             Network, Inc. (Japan).....       5,929,994
  40,300    Sprint Corp. (PCS
             Group)*...................       4,435,519
  45,000    Vodafone AirTouch PLC (ADR)
             (United Kingdom)*.........       2,520,000

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

PORTFOLIO OF INVESTMENTS January 31, 2000 (unaudited) continued


NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
  60,000    Voicestream Wireless
             Corp.*....................  $    7,038,750
  45,000    Western Wireless Corp.
             (Class A)*................       2,449,687
                                         --------------
                                             32,673,012
                                         --------------

            Clothing/Shoe/Accessory Stores (0.1%)
  29,800    Gap, Inc. (The)............       1,331,687
                                         --------------

            Computer Communications (2.0%)
  26,750    Applied Micro Circuits
             Corp.*....................       3,950,641
  90,000    Cisco Systems, Inc.* **....       9,849,375
  20,000    Emulex Corp.*..............       1,992,500
  35,000    Juniper Networks, Inc.*....       4,735,937
  15,500    Redback Networks, Inc.*....       2,884,937
  40,000    Xircom, Inc.*..............       1,972,500
                                         --------------
                                             25,385,890
                                         --------------

            Computer Software (6.9%)
  50,000    Business Objects S.A. (ADR)
             (France)*.................       3,362,500
  47,400    Check Point Software
             Technologies Ltd.
             (Israel)*.................       5,219,925
  20,000    Citrix Systems, Inc.*......       2,743,750
  88,000    Computer Associates
             International, Inc. ......       6,044,500
  34,700    E.piphany, Inc.*...........       5,482,600
  35,300    i2 Technologies, Inc.*.....       6,777,600
  23,900    Intuit Inc.*...............       1,441,469
  51,000    Macromedia, Inc.*..........       3,474,375
  30,000    MicroStrategy Inc.*........       4,166,250
 303,160    Oracle Corp.*..............      15,139,052
  45,000    Rational Software Corp.*...       2,337,187
 150,000    SAP AG (ADR) (Germany).....       9,778,125
  27,500    Sapient Corp.*.............       2,430,312
  30,000    Siebel Systems, Inc.*......       2,750,625
  20,000    TIBCO Software, Inc.*......       3,080,000
  35,000    TSI International Software
             Ltd.*.....................       2,143,750
  60,000    Veritas Software Corp.*....       8,748,750
                                         --------------
                                             85,120,770
                                         --------------

            Construction/Agricultural Equipment/
             Trucks (0.4%)
 110,000    Deere & Co.................       4,805,625
                                         --------------

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------

            Consumer Electronics/Appliances (0.2%)
  10,000    Sony Corp. (ADR) (Japan)...  $    2,539,375
                                         --------------

            Consumer Specialties (0.4%)
   4,600    The Swatch Group AG
             (Switzerland).............       4,663,569
                                         --------------

            Contract Drilling (1.9%)
 255,000    ENSCO International
             Inc. .....................       5,833,125
  73,200    Global Marine, Inc.*.......       1,303,875
  20,800    Nabors Industries, Inc.*...         616,200
 252,200    R&B Falcon Corp.*..........       3,199,787
 202,500    Rowan Companies, Inc.*.....       4,594,219
  73,950    Santa Fe International
             Corp. ....................       1,978,162
 145,680    Transocean Sedco Forex
             Inc. .....................       4,634,445
                                         --------------
                                             22,159,813
                                         --------------

            Discount Chains (1.9%)
  35,000    BJ's Wholesale Club,
             Inc.*.....................       1,225,000
 211,700    Costco Wholesale Corp.*....      10,360,069
 225,000    Wal-Mart Stores, Inc. .....      12,318,750
                                         --------------
                                             23,903,819
                                         --------------

            Diversified Commercial Services (0.1%)
  31,000    CheckFree Holdings Corp.*..       1,817,375
                                         --------------

            Diversified Electronic Products (1.2%)
  10,000    Caliper Technologies
             Corp. ....................       1,384,375
  37,000    JDS Uniphase Corp.*........       7,543,375
  37,500    Koninklijke (Royal) Philips
             Electronics NV
             (Netherlands).............       5,476,695
                                         --------------
                                             14,404,445
                                         --------------

            Diversified Financial Services (3.5%)
  85,000    American Express Co.**.....      14,009,062
  82,200    AXA Financial, Inc. .......       2,676,637
 475,000    Citigroup, Inc. ...........      27,282,812
                                         --------------
                                             43,968,511
                                         --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

PORTFOLIO OF INVESTMENTS January 31, 2000 (unaudited) continued


NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
            E.D.P. Peripherals (0.7%)
  35,000    Kopin Corp. ...............  $    2,463,125
  45,000    Network Appliance, Inc.*...       4,514,062
  14,500    QLogic Corp.*..............       2,216,687
                                         --------------
                                              9,193,874
                                         --------------

            E.D.P. Services (2.7%)
  50,000    Amdocs Ltd.*...............       2,659,375
 112,400    BEA Systems, Inc.*.........       8,465,125
 140,000    Computer Sciences Corp.*...      12,862,500
 135,000    Electronic Data Systems
             Corp. ....................       9,129,375
                                         --------------
                                             33,116,375
                                         --------------
            Electric Utilities (1.1%)
  78,600    AES Corp. (The)*...........       6,297,825
 100,000    Calpine Corp.*.............       7,312,500
                                         --------------
                                             13,610,325
                                         --------------

            Electronic Components (0.4%)
  29,000    E-Tek Dynamics, Inc.*......       5,278,000
                                         --------------

            Electronic Data Processing (0.6%)
  96,000    Sun Microsystems, Inc.*....       7,536,000
                                         --------------

            Electronic Production Equipment (2.6%)
  64,100    Applied Materials, Inc.*...       8,793,719
  85,000    ASM Lithography Holding NV
             (Netherlands)*............      10,063,048
     800    Chartered Semiconductors
             (ADR) (Singapore)*........          65,400
  60,000    Cymer, Inc.*...............       3,300,000
  52,400    KLA-Tencor Corp.*..........       3,071,950
  35,000    PRI Automation, Inc.*......       2,450,000
  12,600    Rudolph Technologies,
             Inc.*.....................         562,275
  11,011    Taiwan Semiconductor
             Manufacturing Co. Ltd.
             (ADR) (Taiwan)............         569,819
  51,000    Teradyne, Inc.*............       3,302,250
                                         --------------
                                             32,178,461
                                         --------------

            Food Distributors (0.7%)
 250,000    SYSCO Corp. ...............       8,890,625
                                         --------------

            Generic Drugs (0.2%)
  95,000    Mylan Laboratories,
             Inc. .....................       2,529,375
                                         --------------

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------

            Hospital/Nursing Management (0.8%)
 460,000    Health Management
             Associates, Inc. (Class
             A)*.......................  $    6,411,250
 180,000    Tenet Healthcare Corp.*....       4,095,000
                                         --------------
                                             10,506,250
                                         --------------

            Hotels/Resorts (0.3%)
  79,000    Royal Caribbean Cruises
             Ltd. .....................       3,905,562
                                         --------------

            Integrated Oil Companies (1.1%)
 155,000    Exxon Mobil Corp. .........      12,942,500
  11,800    Kerr-McGee Corp. ..........         653,425
                                         --------------
                                             13,595,925
                                         --------------

            Internet Services (6.6%)
  17,300    Allaire Corp.*.............       2,147,362
  20,600    Ariba, Inc.*...............       3,350,075
  39,400    Art Technology Group,
             Inc.*.....................       4,235,500
  55,000    BroadVision, Inc.*.........       7,002,187
  25,000    Digex, Inc.*...............       2,120,312
  22,000    Inktomi Corp.*.............       2,187,625
  15,000    Intertrust Technologies
             Corp.*....................       2,165,625
  27,300    Interwoven, Inc.*..........       3,422,737
  14,000    Kana Communications,
             Inc.*.....................       3,496,500
  68,000    Lycos, Inc.*...............       4,993,750
  66,500    Portal Software, Inc.*.....       3,300,063
  32,000    PSINet, Inc.*..............       2,558,000
  25,000    Quest Software, Inc.*......       2,414,063
  20,000    RealNetworks, Inc.*........       3,143,750
  22,200    Scient Corp.*..............       1,662,225
  20,700    Verio Inc.*................       1,324,800
 100,200    VeriSign, Inc.*............      16,150,988
  10,000    VerticalNet, Inc.*.........       2,382,500
  67,300    Vignette Corp.*............      13,039,375
  10,880    Vitria Technology, Inc.*...       1,060,800
                                         --------------
                                             82,158,237
                                         --------------

            Investment Bankers/Brokers/Services (3.3%)
  54,000    Donaldson, Lufkin &
             Jenrette, Inc. ...........       2,581,875
 140,000    Goldman Sachs Group, Inc.
             (The).....................      12,827,500
 162,000    Lehman Brothers Holdings,
             Inc. .....................      11,583,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

PORTFOLIO OF INVESTMENTS January 31, 2000 (unaudited) continued


NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
 148,000    Merrill Lynch & Co.,
             Inc. .....................  $   12,839,000
  43,600    Paine Webber Group,
             Inc. .....................       1,675,875
                                         --------------
                                             41,507,250
                                         --------------

            Investment Managers (0.1%)
  93,000    Amvescap PLC (United
             Kingdom)..................       1,016,006
                                         --------------

            Major Banks (1.0%)
 160,000    Bank of New York Co.,
             Inc. .....................       6,500,000
  75,000    Chase Manhattan Corp.
             (The).....................       6,032,813
                                         --------------
                                             12,532,813
                                         --------------

            Major Pharmaceuticals (2.5%)
 100,000    American Home Products
             Corp. ....................       4,706,250
 360,000    Pfizer, Inc. ..............      13,095,000
 135,000    Warner-Lambert Co. ........      12,816,563
                                         --------------
                                             30,617,813
                                         --------------

            Major U.S. Telecommunications (1.1%)
 250,000    AT&T Corp. ................      13,187,500
                                         --------------

            Media Conglomerates (2.6%)
 370,000    Disney (Walt) Co. .........      13,435,625
  85,000    News Corporation Ltd. (The)
             (ADR) (Australia).........       4,074,688
 120,000    Time Warner Inc. ..........       9,592,500
 100,000    Viacom, Inc. (Class A)*....       5,581,250
                                         --------------
                                             32,684,063
                                         --------------

            Medical Equipment & Supplies (1.1%)
 290,000    Medtronic, Inc. ...........      13,267,500
                                         --------------

            Medical Specialties (0.9%)
 190,000    Cytyc Corp.*...............       5,711,875
  65,000    Inhale Therapeutic Systems,
             Inc.*.....................       3,798,438
  21,480    Qiagen N.V.
             (Netherlands)*............       2,123,835
                                         --------------
                                             11,634,148
                                         --------------

            Mid-Sized Banks (0.9%)
 193,400    Northern Trust Corp. ......      11,664,438
                                         --------------

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------

            Military/Gov't/Technical (0.8%)
  86,400    General Motors Corp. (Class
             H)*.......................  $    9,720,000
                                         --------------

            Movies/Entertainment (0.3%)
  58,700    Westwood One, Inc.*........       3,573,363
                                         --------------

            Multi-Line Insurance (0.8%)
  95,000    American International
             Group, Inc. ..............       9,891,875
                                         --------------

            Oil & Gas Production (0.4%)
  74,800    Devon Energy Corp. ........       2,627,350
 123,300    EOG Resources, Inc. .......       1,957,388
  25,000    Union Pacific Resources
             Group, Inc. ..............         275,000
                                         --------------
                                              4,859,738
                                         --------------

            Oil/Gas Transmission (1.4%)
 130,000    Dynegy Inc. ...............       4,030,000
 190,000    Enron Corp. ...............      12,813,125
                                         --------------
                                             16,843,125
                                         --------------

            Oilfield Services/Equipment (2.6%)
  30,000    Baker Hughes Inc. .........         738,750
 254,000    BJ Services Co.*...........      10,890,250
  60,000    Cooper Cameron Corp.*......       2,970,000
 187,000    Schlumberger Ltd. .........      11,418,688
  87,000    Smith International,
             Inc.*.....................       4,464,188
  50,000    Weatherford International,
             Inc.*.....................       1,878,125
                                         --------------
                                             32,360,001
                                         --------------

            Other Consumer Services (0.2%)
  56,000    Ticketmaster Online -
             CitySearch, Inc. (Series
             B)*.......................       2,037,000
                                         --------------

            Other Metals/Minerals (0.2%)
 150,000    Inco Ltd. (Canada)*........       2,850,000
                                         --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

PORTFOLIO OF INVESTMENTS January 31, 2000 (unaudited) continued


NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
            Other Pharmaceuticals (1.2%)
  84,000    Biovail Corporation
             International (Canada)*...  $    4,189,500
  90,000    Forest Laboratories,
             Inc.*.....................       6,075,000
  75,000    Teva Pharmaceutical
             Industries Ltd. (ADR)
             (Israel)..................       4,907,813
                                         --------------
                                             15,172,313
                                         --------------

            Other Specialty Stores (0.4%)
  75,000    Tiffany & Co. .............       5,550,000
                                         --------------

            Other Telecommunications (6.7%)
 125,000    Aerial Communications,
             Inc.*.....................       6,476,563
  60,000    COLT Telecom Group PLC
             (United Kingdom)..........       2,844,808
  63,000    Covad Communications Group,
             Inc.*.....................       4,449,375
     335    DDI Corp. (Japan)..........       3,804,692
      70    Japan Telecom Co. Ltd.
             (Japan)...................       2,639,173
  13,500    KDD Corp. (Japan)..........       1,587,274
  23,000    Mannesmann AG (Germany)....       6,193,578
 200,000    McLeodUSA, Inc. (Class
             A)*.......................      13,737,500
     350    Nippon Telegraph &
             Telephone Corp. (Japan)...       5,278,347
  31,250    NTL Inc.*..................       3,929,688
  79,000    PanAmSat Corp.*............       4,147,500
  33,000    Pt Multimedia - Servicos de
             Telecomunicacoes e
             Multimedia SGPS SA
             (Portugal)*...............       2,065,496
 110,000    RCN Corp.*.................       6,517,500
  99,800    Sonera Oyj (Finland).......       6,822,795
 185,000    Telefonica S.A. (Spain)*...       4,649,672
  43,000    Telefonos de Mexico S.A.
             (Series L) (ADR)
             (Mexico)..................       4,579,500
  53,820    Time Warner Telecom Inc.
             (Class A)*................       3,269,565
                                         --------------
                                             82,993,026
                                         --------------

            Package Goods/Cosmetics (1.8%)
 210,000    Colgate-Palmolive Co. .....      12,442,500
 185,000    Estee Lauder Companies,
             Inc. (Class A) (The)......       9,458,125
                                         --------------
                                             21,900,625
                                         --------------

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------

            Paper (0.3%)
 175,000    Aracruz Celulose S.A. (ADR)
             (Brazil)..................  $    3,926,563
                                         --------------

            Precision Instruments (0.4%)
  31,600    PE Corporation-PE
             Biosystems Group..........       4,732,100
                                         --------------

            Semiconductors (3.3%)
  33,000    Broadcom Corp. (Class A)*..       9,547,313
  73,000    Conexant Systems, Inc.*....       6,163,938
 102,600    Intel Corp. ...............      10,144,575
  75,000    Maxim Integrated Products,
             Inc.*.....................       3,759,375
  17,600    PMC - Sierra, Inc.*........       3,175,700
  19,000    SDL, Inc.*.................       4,924,563
  16,800    STMicroelectronics NV
             (Netherlands).............       2,828,700
                                         --------------
                                             40,544,164
                                         --------------

            Services to the Health Industry (0.2%)
  44,000    Healtheon/WebMD Corp.*.....       2,860,000
                                         --------------

            Telecommunication Equipment (6.5%)
  70,000    American Tower Corp. (Class
             A)*.......................       2,493,750
  51,100    Comverse Technology,
             Inc.*.....................       7,323,269
  99,700    Corning Inc. ..............      15,378,725
 140,000    Ericsson (L.M.)
             Telefonaktiebolaqet (ADR)
             (Sweden)..................      10,430,000
  38,000    Harmonic, Inc.*............       3,659,875
  77,000    Motorola, Inc. ............      10,529,750
  50,000    Nokia Corp. (ADR)
             (Finland).................       9,150,000
  40,000    Nortel Networks Corp.
             (Canada)..................       3,825,000
  41,670    Research In Motion Ltd.
             (Canada)*.................       2,718,968
 106,200    RF Micro Devices, Inc.*....       8,595,563
  84,200    Scientific-Atlanta,
             Inc. .....................       6,488,663
                                         --------------
                                             80,593,563
                                         --------------

            TOTAL COMMON STOCKS
             (Identified Cost
             $955,319,706).............   1,199,067,960
                                         --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

PORTFOLIO OF INVESTMENTS January 31, 2000 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                    VALUE
-------------------------------------------------------
            SHORT-TERM INVESTMENTS (6.0%)
            U.S. GOVERNMENT AGENCY (a) (5.9%)
 $74,000    Federal Home Loan Mortgage
             Corp. 5.75% due 02/01/00
             (Amortized Cost
             $74,000,000)..............  $   74,000,000
                                         --------------
            REPURCHASE AGREEMENT (0.1%)
     488    The Bank of New York 5.75%
             due 02/01/00 (dated
             01/31/00; proceeds
             $487,708) (b) (Identified
             Cost $487,630)............         487,630
                                         --------------

            TOTAL SHORT-TERM INVESTMENTS
            (Identified Cost
            $74,487,630)...............      74,487,630
                                         --------------

TOTAL INVESTMENTS
(Identified Cost
$1,029,807,336) (c)..........     102.4%  1,273,555,590

LIABILITIES)IN EXCESS OF
OTHER ASSETS..................     (2.4)    (29,473,175)
                                  -----  --------------

NET ASSETS....................    100.0% $1,244,082,415
                                  =====  ==============

---------------------

ADR  American Depository Receipt
GDR  Global Depository Receipt
 *   Non-income producing security.
** Some or all of these securities are segregated in connection with open futures contracts.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)  Collateralized by $478,066 U.S. Treasury Bond
     7.875% due 11/15/07 valued at $497,384.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is
     $264,030,800 and the aggregate gross unrealized depreciation is $20,282,546, resulting in net unrealized appreciation of $243,748,254.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2000:

                                    UNDERLYING      UNREALIZED
NUMBER OF   DESCRIPTION, DELIVERY   FACE AMOUNT    APPRECIATION/
CONTRACTS      MONTH, AND YEAR       AT VALUE      DEPRECIATION
----------------------------------------------------------------
            S&P 500 Futures
   (401)    March/2000             $(140,450,253)   $ 1,063,907

            NASDAQ 100 Futures
   (324)    March/2000              (117,045,000)    (2,084,282)
                                                    -----------

            Net unrealized
            depreciation........................    $(1,020,375)
                                                    ===========

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2000 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $1,029,807,336).......  $1,273,555,590
Receivable for:
    Investments sold....................     120,527,197
    Shares of beneficial interest
     sold...............................       7,859,925
    Dividends...........................          60,446
    Foreign withholding taxes
     reclaimed..........................          23,789
Deferred offering costs.................          12,768
Prepaid expenses and other assets.......         134,028
                                          --------------
    TOTAL ASSETS........................   1,402,173,743
                                          --------------
LIABILITIES:
Payable for:
    Investments purchased...............     146,845,108
    Variation margin on futures
     contracts..........................       8,082,549
    Shares of beneficial interest
     repurchased........................       1,232,802
    Plan of distribution fee............       1,014,422
    Investment management fee...........         787,639
Accrued expenses and other payables.....         128,808
                                          --------------
    TOTAL LIABILITIES...................     158,091,328
                                          --------------
    NET ASSETS..........................  $1,244,082,415
                                          ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.........................  $  901,151,657
Net unrealized appreciation.............     242,727,823
Accumulated net investment loss.........      (6,529,440)
Accumulated undistributed net realized
 gain...................................     106,732,375
                                          --------------
    NET ASSETS..........................  $1,244,082,415
                                          ==============
CLASS A SHARES:
Net Assets..............................     $54,330,826
Shares Outstanding (unlimited
 authorized, $.01 par value)............       3,641,979
    NET ASSET VALUE PER SHARE...........          $14.92
                                          ==============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net
     asset value).......................          $15.75
                                          ==============
CLASS B SHARES:
                                          $1,085,524,096
Net Assets..............................
Shares Outstanding (unlimited                 73,275,654
 authorized, $.01 par value)............
    NET ASSET VALUE PER SHARE...........          $14.81
                                          ==============
CLASS C SHARES:
                                            $102,411,329
Net Assets..............................
Shares Outstanding (unlimited                  6,913,022
 authorized, $.01 par value)............
    NET ASSET VALUE PER SHARE...........          $14.81
                                          ==============
CLASS D SHARES:
                                              $1,816,164
Net Assets..............................
Shares Outstanding (unlimited                    121,456
 authorized, $.01 par value)............
    NET ASSET VALUE PER SHARE...........          $14.95
                                          ==============

STATEMENT OF OPERATIONS
For the six months ended January 31, 2000 (unaudited)

NET INVESTMENT LOSS:

INCOME
Dividends (net of $26,359 foreign
 withholding tax)........................  $  1,363,355
Interest.................................     1,201,120
                                           ------------
    TOTAL INCOME.........................     2,564,475
                                           ------------

EXPENSES
Plan of distribution fee (Class A
 shares).................................        49,218
Plan of distribution fee (Class B
 shares).................................     4,140,836
Plan of distribution fee (Class C
 shares).................................       389,238
Investment management fee................     3,551,667
Transfer agent fees and expenses.........       649,113
Registration fees........................       107,965
Offering costs...........................        97,886
Custodian fees...........................        58,606
Shareholder reports and notices..........        21,412
Professional fees........................        18,482
Trustees' fees and expenses..............         5,825
Other....................................         2,814
                                           ------------
    TOTAL EXPENSES.......................     9,093,062
                                           ------------
    NET INVESTMENT LOSS..................    (6,528,587)
                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
    Investments..........................   126,158,184
    Futures contracts....................    (1,925,812)
    Foreign exchange transactions........           120
                                           ------------
    NET GAIN.............................   124,232,492
                                           ------------
Net change in unrealized
 appreciation/depreciation on:
    Investments..........................   182,649,740
    Futures contracts....................    (5,718,100)
    Translation of forward foreign
     currency contracts, other assets and
     liabilities denominated in foreign
     currencies..........................        (1,491)
                                           ------------
    NET APPRECIATION.....................   176,930,149
                                           ------------
    NET GAIN.............................   301,162,641
                                           ------------
NET INCREASE.............................  $294,634,054
                                           ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                      FOR THE SIX     FOR THE PERIOD
                                                      MONTHS ENDED    FEBRUARY 24, 1999*
                                                      JANUARY 31,         THROUGH
                                                          2000         JULY 31, 1999
----------------------------------------------------------------------------------------
                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss................................  $   (6,528,587)     $ (2,502,727)
Net realized gain (loss)...........................     124,232,492       (17,500,970)
Net change in unrealized appreciation..............     176,930,149        65,797,674
                                                     --------------      ------------

    NET INCREASE...................................     294,634,054        45,793,977
Net increase from transactions in shares of
 beneficial interest...............................     187,066,877       716,487,507
                                                     --------------      ------------

    NET INCREASE...................................     481,700,931       762,281,484
NET ASSETS:
Beginning of period................................     762,381,484           100,000
                                                     --------------      ------------

    END OF PERIOD
    (Including accumulated net investment losses of
    $6,529,440 and $853, respectively).............  $1,244,082,415      $762,381,484
                                                     ==============      ============

---------------------

* Commencement of operations.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS January 31, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Aggressive Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth. The Fund seeks to achieve its objective by investing primarily in equity securities of companies that are covered by Morgan Stanley Dean Witter Equity Research. The Fund was organized as a Massachusetts business trust on October 29, 1997 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on February 24, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS January 31, 2000 (unaudited) continued


available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gains/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS January 31, 2000 (unaudited) continued


F. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

I. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $195,000 which will be reimbursed for the full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS January 31, 2000 (unaudited) continued


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS January 31, 2000 (unaudited) continued


In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $30,801,612 at January 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $77, $1,061,635 and $41,115, respectively and received $143,053 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2000 aggregated $1,773,713,397 and $1,570,392,703, respectively.

For the six months ended January 31, 2000, the Fund incurred $67,534 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At January 31, 2000, the Fund's receivable for investments sold included unsettled trades with DWR of $4,479,776.

For the six months ended January 31, 2000, the Fund incurred brokerage commissions of $225,342 with Morgan Stanley & Co., Inc., and affiliate of the Investment Manager and Distributor, for portfolio

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS January 31, 2000 (unaudited) continued


transactions executed on behalf of the Fund. At January 31, 2000, the Fund's payable for investments purchased and receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $4,886,048 and $7,044,088, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $37,000.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                   FOR THE PERIOD
                                                                     FOR THE SIX                 FEBRUARY 24, 1999*
                                                                    MONTHS ENDED                       THROUGH
                                                                  JANUARY 31, 2000                  JULY 31, 1999
                                                              -------------------------       -------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES        AMOUNT
                                                              ----------   ------------       ----------   ------------
CLASS A SHARES
Sold........................................................  1,426,535    $ 19,006,663       3,567,692    $36,584,656
Redeemed....................................................   (742,668)     (9,293,840)       (612,080)    (6,566,789)
                                                              ---------    ------------       ---------    -----------
Net increase -- Class A.....................................    683,867       9,712,823       2,955,612     30,017,867
                                                              ---------    ------------       ---------    -----------
CLASS B SHARES
Sold........................................................ 19,134,080     255,745,471      63,987,090    653,623,096
Redeemed.................................................... (7,290,694)    (93,750,091)     (2,557,322)   (27,155,622)
                                                              ---------    ------------       ---------    -----------
Net increase -- Class B..................................... 11,843,386     161,995,380      61,429,768    626,467,474
                                                              ---------    ------------       ---------    -----------
CLASS C SHARES
Sold........................................................  1,681,071      22,834,776       6,546,680     66,475,636
Redeemed....................................................   (677,714)     (8,593,079)       (639,515)    (6,749,672)
                                                              ---------    ------------       ---------    -----------
Net increase -- Class C.....................................  1,003,357      14,241,697       5,907,165     59,725,964
                                                              ---------    ------------       ---------    -----------
CLASS D SHARES
Sold........................................................    977,569      13,320,967          27,278        284,773
Redeemed....................................................   (885,111)    (12,203,990)           (780)        (8,571)
                                                              ---------    ------------       ---------    -----------
Net increase -- Class D.....................................     92,458       1,116,977          26,498        276,202
                                                              ---------    ------------       ---------    -----------
Net increase in Fund........................................ 13,623,068    $187,066,877      70,319,043   $716,487,507
                                                              =========    ============       =========    ===========

---------------
* Commencement of operations.

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS January 31, 2000 (unaudited) continued


6. FEDERAL INCOME TAX STATUS

Capital and foreign currency losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital and foreign currency losses of approximately $5,705,000 and $1,000, respectively, during fiscal 1999.

At July 31, 1999, the Fund had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales and the mark-to-market of open futures contracts.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and future contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also rise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 2000, there were outstanding index futures contracts.

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                   FOR THE PERIOD
                                                                FOR THE SIX      FEBRUARY 24, 1999*
                                                                MONTHS ENDED          THROUGH
                                                              JANUARY 31, 2000     JULY 31, 1999
---------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $10.87              $10.00
                                                                   ------              ------

Income (loss) from investment operations:
 Net investment loss........................................        (0.04)              (0.01)
 Net realized and unrealized gain...........................         4.09                0.88
                                                                   ------              ------

Total income from investment operations.....................         4.05                0.87
                                                                   ------              ------

Net asset value, end of period..............................       $14.92              $10.87
                                                                   ======              ======

TOTAL RETURN+(1)............................................        37.26 %              8.70 %

RATIOS TO AVERAGE NET ASSETS(2)(3):
Expenses....................................................         1.20 %              1.31 %

Net investment loss.........................................        (0.66)%             (0.16)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $54,331             $32,165

Portfolio turnover rate(1)..................................          175 %               177 %

---------------------
 *  Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

                                                                                   FOR THE PERIOD
                                                                FOR THE SIX      FEBRUARY 24, 1999*
                                                                MONTHS ENDED          THROUGH
                                                              JANUARY 31, 2000     JULY 31, 1999
---------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS B SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................        $ 10.84              $10.00
                                                                    -------              -----

Income (loss) from investment operations:
 Net investment loss........................................          (0.09)             (0.04)
 Net realized and unrealized gain...........................           4.06               0.88
                                                                    -------              -----

Total income from investment operations.....................           3.97               0.84
                                                                    -------              -----

Net asset value, end of period..............................        $ 14.81              $10.84
                                                                    =======              =====

TOTAL RETURN+(1)............................................          36.72 %             8.40 %

RATIOS TO AVERAGE NET ASSETS(2)(3):
Expenses....................................................           1.95 %             2.06 %

Net investment loss.........................................          (1.41)%            (0.91)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................     $1,085,524           $665,848

Portfolio turnover rate(1)..................................            175 %              177 %

---------------------
 *  Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

                                                                                   FOR THE PERIOD
                                                                FOR THE SIX      FEBRUARY 24, 1999*
                                                                MONTHS ENDED          THROUGH
                                                              JANUARY 31, 2000     JULY 31, 1999
---------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................        $10.84             $10.00
                                                                    ------             ------

Income (loss) from investment operations:
 Net investment loss........................................         (0.09)             (0.04)
 Net realized and unrealized gain...........................          4.06               0.88
                                                                    ------             ------

Total income from investment operations.....................          3.97               0.84
                                                                    ------             ------

Net asset value, end of period..............................        $14.81             $10.84
                                                                    ======             ======

TOTAL RETURN+(1)............................................         36.72 %             8.40 %

RATIOS TO AVERAGE NET ASSETS(2)(3):
Expenses....................................................          1.95 %             2.06 %

Net investment loss.........................................         (1.41)%            (0.91)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $102,411            $64,053

Portfolio turnover rate(1)..................................           175 %              177 %

---------------------
 *  Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

                                                                                   FOR THE PERIOD
                                                                FOR THE SIX      FEBRUARY 24, 1999*
                                                                MONTHS ENDED          THROUGH
                                                              JANUARY 31, 2000     JULY 31, 1999
---------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $10.89              $10.00
                                                                   ------              ------

Income (loss) from investment operations:
 Net investment loss........................................        (0.04)                 --
 Net realized and unrealized gain...........................         4.10                0.89
                                                                   ------              ------

Total income from investment operations.....................         4.06                0.89
                                                                   ------              ------

Net asset value, end of period..............................       $14.95              $10.89
                                                                   ======              ======

TOTAL RETURN+(1)............................................        37.37 %              8.90%

RATIOS TO AVERAGE NET ASSETS(2)(3):
Expenses....................................................         0.95 %              1.06%

Net investment income (loss)................................        (0.41)%              0.09%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $1,816                $316

Portfolio turnover rate(1)..................................          175 %               177%

---------------------
 *  Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Anita H. Kolleeny
Vice President

Michelle Kaufman
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY
DEAN WITTER
Agressive
Equity Fund


Semiannual Report
January 31, 2000